Share capital and other reserves (Tables)	12 Months Ended
Dec. 31, 2025
Share capital and other reserves
Summary of allotted, called up and fully paid shares

	December 31,		December 31,
	2025		2024
	No.	£	No.	£
Ordinary, of $0.001 each	101,602,621	79,328	69,542,515	54,753
	101,602,621	79,328	69,542,515	54,753

Summary of ordinary shares issued

	Shares issued	Share capital issued	Proceeds received	Premium arising
	No.	£	£ 000	£ 000
January 2025 Offering	15,000,000	11,972	44,203	44,066
July 2025 Offering	13,800,000	10,181	48,550	48,502
At-the-market offering	2,986,768	2,219	12,740	12,739
Tranche A Warrants	50,000	37	220	275
2021 Incentive Plan	196,262	146	—	—
EMI Scheme	27,076	20	47	47
	32,060,106	24,575	105,760	105,629

Summary of nature and purpose of other reserves

	December 31,	December 31,	December 31,
	2025	2024	2023
	£ 000	£ 000	£ 000
Share based payment reserve	34,215	27,073	21,140
Foreign currency translation reserve	11,139	3,910	1,484
Warrant reserve	36,638	13,475	9,292
Merger reserve	54,841	54,841	54,841
	136,833	99,299	86,757